Unrecognized contractual commitments (excluding Orange Bank) - Financing commitments - Non-current pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Intangibles assets, net (excluding goodwill)	€ 15,135	€ 14,737		€ 14,073	€ 14,339
Property, plant and equipment, net	29,075	28,423	€ 27,119	27,693	€ 26,665
Total non-current assets	82,639	81,753	€ 82,446	74,701
Non-current pledged or mortgaged assets	20	€ 366		€ 453
Telecom activities, operating segment, after eliminations [member]
Disclosure of operating segments [line items]
Intangibles assets, net (excluding goodwill)	15,042
Property, plant and equipment, net	29,069
Non-current financial assets	1,516
Other	35,627
Total non-current assets	81,255
Amount of asset pledged, mortgaged or receivership, intangible assets, net (excluding goodwill)	18
Amount of asset pledged, mortgaged or receivership, property, plant and equipment, net	1
Non-current pledged or mortgaged assets	€ 20
Percentage of asset pledged or mortgaged, intangible assets, net (excluding goodwill) (as a percent)	0.00%
Percentage of proprety, plant and equipment pledged or mortgaged	0.00%
Percentage of non-current assets pledged or mortgaged (as a percent)	0.00%